Loss per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted (loss)/earnings per ordinary share
The basic and diluted loss per ordinary share for each of the years are presented as follows:

	For the year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$ Note 2 (f)
Basic loss per ordinary share calculation:
Numerator:
Net income/(loss) attributable to Pintec Technology Holdings Limited shareholders	2,171	(905,895)	(293,935)	(45,048)
Accretion on Pre-IPO Preferred Shares redemption value*	(76,770)	—	—	—
Net loss attributable to ordinary shareholders	(74,599)	(905,895)	(293,935)	(45,048)

Denominator:
Weighted average ordinary shares outstanding-basic and diluted**	101,094,197	282,129,663	297,334,389	297,334,389

Loss per ordinary share basic and diluted	(0.74)	(3.21)	(0.99)	(0.15)

*	The accretion of the preferred shares in connection of the Reorganization is calculated as if these preferred shares had been outstanding since January 1, 2018.
**
For the years ended December 31, 2018, 2019 and 2020, the Pre-IPO Preferred Shares, convertible loans convertible into ordinary shares, restricted shares, share options and warrants were anti-dilutive and thus excluded from the calculation of diluted loss per share. The potential dilutive securities that were not included in the calculation of dilutive loss per share in those periods are
29,658,727, 23,228,585
 and 64,198,232 respectively, for the years ended December 31, 2018, 2019 and 2020.